                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-86642

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
             POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 1, 2008
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED MAY 1, 2008
              POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 1, 2008
             POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 1, 2008
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008
--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
              SEASONS ELITE VARIABLE ANNUITY DATED AUGUST 28, 2008
            SEASONS SELECT II VARIABLE ANNUITY DATED AUGUST 28, 2008
           SEASONS ADVISOR III VARIABLE ANNUITY DATED AUGUST 28, 2008
            SEASONS ADVANTAGE VARIABLE ANNUITY DATED AUGUST 28, 2008
        SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED AUGUST 28, 2008
--------------------------------------------------------------------------------
                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE PROSPECTUSES
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 28, 2008
         POLARIS II ASSET MANAGER VARIABLE ANNUITY DATED AUGUST 28, 2008
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 28, 2008
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AFTER THE SECOND PARAGRAPH UNDER THE SUBHEADING "AIG SUNAMERICA LIFE" IN THE OTHER INFORMATION SECTION OF THE PROSPECTUS:

         Effective March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"), par value $5.00 per share and an initial liquidation preference of $5.00 per share, for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 77.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 77.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. The Series C Perpetual, Convertible, Participating Preferred Stock Purchase Agreement, dated as of March 1, 2009, between AIG and the Trust, restricts AIG's ability to issue or grant capital stock without the consent of the Trust, with certain limited exclusions.

          As a result of the issuance of the Stock, a change in control of AIG has occurred. The change of control does not in any way alter the Company's obligations to its contract owners.

THE FOLLOWING REPLACES THE SECOND AND THIRD PARAGRAPHS UNDER THE SUBHEADING "WHERE YOU CAN FIND MORE INFORMATION" IN THE FINANCIAL STATEMENTS SECTION OF THE
PROSPECTUS:

         The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, was filed on March 2, 2009. A 10-K/A was filed on March 13, 2009 for the sole purpose of amending the Exhibit List in the March 2, 2009 10-K filing.

         AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC  20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL  60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY  10281


Dated: March 16, 2009


                Please keep this Supplement with your Prospectus